E&E ASSETS - Stockade Mountain Project (Details)						6 Months Ended
	May 16, 2024 USD ($)	Nov. 16, 2023 USD ($)	May 16, 2023 USD ($)	Nov. 16, 2022 USD ($)	May 16, 2022 USD ($)	Jun. 30, 2025 USD ($) m²	May 16, 2025 USD ($)	Nov. 16, 2024 USD ($)
E&E ASSETS
Percentage of interest in a joint venture						70.00%
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture						100.00%
Pre-production payments made in cash	$ 15,000	$ 15,000	$ 10,000	$ 10,000	$ 15,000
Pre-production payments to be made, November 16, 2024								$ 25,000
Pre-production payments to be made, May 16, 2025							$ 25,000
Pre-production payments to be made, November 16, 2025 and every six months thereafter						$ 25,000
Required minimum annual E&E expenditures, period one						$ 30,000
Required minimum area to be drilled, May 16, 2024 (in meters) | m²						2,000
Percentage of net smelter return royalty						2.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount						0.25%
Payment to reduce net smelter return royalty						$ 10,000,000
Reduction in net smelter return royalty upon payment of specified amount						2.00%
Percentage of net smelter return royalty upon payment of specified amount						1.00%